Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable And Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

As at December 31	2015	2014

Trade Payables	$254	$396
Capital Accruals	257	729
Royalty and Production Accruals	345	527
Other Accruals	280	385
Interest Payable	80	100
Outstanding Disbursements	-	4
Current Portion of Capital Lease Obligations (See Note 14)	54	59
Current Portion of Asset Retirement Obligation (See Note 15)	41	43
	$1,311	$2,243